Schedule of Changes in the Warrant Liability (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability
FMV of Note Warrants	$ 30,588	$ 157,647
FMV of Trading and Overallotment Warrants	1,121,250	5,778,750
Change in fair value of warrant liability for the six months ended June 30,2023	(93,977)	(4,784,559)
Fair Value at June 30, 2023	1,513,187	$ 1,151,838
FMV of Offering Warrants, at issuance	$ 455,326